JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.6%
Fixed Income — 17.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	13,394	99,383
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,691	17,275
JPMorgan High Yield Fund Class R6 Shares (a)	7,642	50,593
Total Fixed Income		167,251
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	985	17,487
U.S. Equity — 21.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,361	204,183
Total Investment Companies (Cost $287,536)		388,921
Exchange-Traded Funds — 27.4%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	76	7,722
Fixed Income — 10.4%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	822	38,901
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	267	12,648
JPMorgan Inflation Managed Bond ETF (a)	997	47,857
Total Fixed Income		99,406
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	314	17,452
JPMorgan BetaBuilders International Equity ETF (a)	1,516	95,547
Total International Equity		112,999
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	284	26,814
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	221	14,887
Total U.S. Equity		41,701
Total Exchange-Traded Funds (Cost $223,728)		261,828
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.3%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	530
Pool # WA1626, 3.45%, 8/1/2032	677	646
Pool # WN3225, 3.80%, 10/1/2034	440	421
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	402	384
Pool # QB2668, 2.50%, 8/1/2050	247	216
Pool # QB4026, 2.50%, 10/1/2050	1,233	1,087
Pool # QB4484, 2.50%, 10/1/2050	512	451
Pool # QB4542, 2.50%, 10/1/2050	520	458
Pool # RA4224, 3.00%, 11/1/2050	213	194
Pool # QB8503, 2.50%, 2/1/2051	602	525

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD4767, 2.50%, 2/1/2051	581	508
Pool # QC9443, 2.50%, 10/1/2051	330	288
Pool # SD5768, 3.00%, 1/1/2052	1,016	926
Pool # SD3952, 2.50%, 3/1/2052	632	554
Pool # QE1637, 4.00%, 5/1/2052	170	166
Pool # QE1832, 4.50%, 5/1/2052	210	210
Pool # QH9763, 6.00%, 1/1/2054	208	214
Pool # QH9845, 6.00%, 2/1/2054	182	187
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	862	783
Pool # CA2826, 5.50%, 12/1/2048	608	625
Pool # FM3118, 3.00%, 5/1/2050	306	281
Pool # BP9250, 2.50%, 7/1/2050	648	568
Pool # BQ2894, 3.00%, 9/1/2050	701	642
Pool # BQ3996, 2.50%, 10/1/2050	502	441
Pool # BQ5243, 3.50%, 10/1/2050	287	271
Pool # CA7398, 3.50%, 10/1/2050	676	638
Pool # CA8637, 4.00%, 1/1/2051	1,245	1,218
Pool # CB0189, 3.00%, 4/1/2051	141	128
Pool # CB0458, 2.50%, 5/1/2051	250	218
Pool # FS7655, 2.50%, 5/1/2051	577	503
Pool # FM7531, 3.00%, 5/1/2051	517	471
Pool # FM7916, 2.50%, 6/1/2051	213	187
Pool # FM7957, 2.50%, 7/1/2051	1,280	1,123
Pool # CB1301, 2.50%, 8/1/2051	336	293
Pool # FM8247, 2.50%, 8/1/2051	182	159
Pool # FS2559, 3.00%, 12/1/2051	618	560
Pool # CB2635, 2.50%, 1/1/2052	1,091	950
Pool # BU3079, 3.00%, 1/1/2052	299	269
Pool # CB2670, 3.00%, 1/1/2052	284	256
Pool # BV4831, 3.00%, 2/1/2052	279	251
Pool # BV0295, 3.50%, 2/1/2052	660	628
Pool # BV6743, 4.50%, 5/1/2052	203	203
Pool # BV9515, 6.00%, 6/1/2052	254	261
Pool # BY4714, 5.00%, 6/1/2053	511	511
Pool # DA7753, 5.50%, 1/1/2054	228	232
Pool # DA0425, 6.00%, 2/1/2054	241	249
Pool # DA7754, 6.00%, 2/1/2054	810	832
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	988	1,024
Pool # BS7576, 4.86%, 12/1/2027	357	366
Pool # BS3939, 1.58%, 11/1/2028	754	686
Pool # BS6144, 3.97%, 1/1/2029	920	918
Pool # AM5319, 4.34%, 1/1/2029	360	364
Pool # BS4290, 1.95%, 10/1/2029	600	539
Pool # BS0448, 1.27%, 12/1/2029	835	726
Pool # BL9748, 1.60%, 12/1/2029	334	298
Pool # AN7593, 2.99%, 12/1/2029	248	235

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,033
Pool # AN8285, 3.11%, 3/1/2030	254	243
Pool # AM8544, 3.08%, 4/1/2030	110	105
Pool # BL9251, 1.45%, 10/1/2030	659	570
Pool # AM4789, 4.18%, 11/1/2030	152	152
Pool # BL9891, 1.37%, 12/1/2030	469	403
Pool # BL9652, 1.56%, 12/1/2030	942	822
Pool # BS7290, 5.64%, 2/1/2031	988	1,060
Pool # BS6802, 4.93%, 6/1/2031	900	929
Pool # BS5580, 3.68%, 1/1/2032	660	640
Pool # BS4654, 2.39%, 3/1/2032	572	509
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,075
Pool # BS5530, 3.30%, 7/1/2032	986	927
Pool # BS6822, 3.81%, 10/1/2032	580	565
Pool # BS8528, 4.31%, 10/1/2032	925	930
Pool # BS6954, 4.93%, 10/1/2032	462	481
Pool # BM6491, 1.46%, 11/1/2032 (b)	741	612
Pool # BM6492, 1.51%, 11/1/2032 (b)	941	778
Pool # BS6819, 4.12%, 11/1/2032	655	652
Pool # BS7090, 4.45%, 12/1/2032	1,020	1,036
Pool # AN7923, 3.33%, 1/1/2033	505	475
Pool # BS5357, 3.41%, 3/1/2033	500	470
Pool # AN9067, 3.51%, 5/1/2033	275	262
Pool # BS5511, 3.45%, 8/1/2033	657	620
Pool # BS5127, 3.15%, 9/1/2033	400	367
Pool # BL1012, 4.03%, 12/1/2033	265	261
Pool # BL0900, 4.08%, 2/1/2034	155	154
Pool # AN4430, 3.61%, 1/1/2037	475	460
Pool # BF0105, 4.00%, 6/1/2056	299	288
Pool # BF0107, 4.50%, 6/1/2056	226	225
Pool # BF0125, 4.00%, 7/1/2056	257	247
Pool # BF0189, 3.00%, 6/1/2057	413	366
Pool # BF0219, 3.50%, 9/1/2057	606	562
Pool # BF0230, 5.50%, 1/1/2058	975	1,017
Pool # BF0263, 3.50%, 5/1/2058	297	276
Pool # BF0497, 3.00%, 7/1/2060	461	404
Pool # BF0561, 3.00%, 9/1/2061	707	617
Pool # BF0578, 2.50%, 12/1/2061	1,631	1,359
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	760	714
Pool # BR3929, 3.50%, 10/20/2050	404	379
Pool # BW1726, 3.50%, 10/20/2050	461	433
Pool # BS8546, 2.50%, 12/20/2050	1,153	996
Pool # BR3928, 3.00%, 12/20/2050	635	588
Pool # BU7538, 3.00%, 12/20/2050	361	335
Pool # 785294, 3.50%, 1/20/2051	1,114	1,033
Pool # CA8452, 3.00%, 2/20/2051	1,585	1,464
Pool # CB1543, 3.00%, 2/20/2051	1,092	996

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3588, 3.50%, 2/20/2051	1,184	1,112
Pool # CB1536, 3.50%, 2/20/2051	1,261	1,189
Pool # CB1542, 3.00%, 3/20/2051	715	652
Pool # CC0070, 3.00%, 3/20/2051	179	166
Pool # CC8726, 3.00%, 3/20/2051	218	199
Pool # CC8738, 3.00%, 3/20/2051	306	279
Pool # CC8723, 3.50%, 3/20/2051	1,460	1,372
Pool # CC0088, 4.00%, 3/20/2051	59	57
Pool # CC0092, 4.00%, 3/20/2051	143	139
Pool # CC8727, 3.00%, 4/20/2051	383	349
Pool # CC8739, 3.00%, 4/20/2051	1,009	920
Pool # CC8740, 3.00%, 4/20/2051	836	762
Pool # CC8751, 3.00%, 4/20/2051	187	170
Pool # CA3563, 3.50%, 7/20/2051	719	683
Pool # CE2586, 3.50%, 7/20/2051	945	887
Pool # CK1527, 3.50%, 12/20/2051	656	619
Pool # CJ8184, 3.50%, 1/20/2052	710	667
Pool # CK2716, 3.50%, 2/20/2052	533	494
Pool # CI8525, 5.00%, 2/20/2052	534	535
Pool # CK8295, 5.00%, 3/20/2052	250	249
Pool # CN3557, 4.50%, 5/20/2052	299	299
Pool # CN3127, 5.00%, 8/20/2052	237	237
Pool # CO4960, 5.00%, 8/20/2052	388	389
Pool # CU6748, 6.00%, 9/20/2053	529	541
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	263	264
Pool # CU1092, 6.00%, 6/20/2063	287	289
Pool # 785183, 2.93%, 10/20/2070 (b)	603	550
Total Mortgage-Backed Securities (Cost $74,473)		69,831
Corporate Bonds — 7.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	903	857
3.45%, 11/1/2028	155	146
6.53%, 5/1/2034 (c)	90	97
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110	114
5.40%, 7/31/2033	108	113
Northrop Grumman Corp.
5.15%, 5/1/2040	191	194
3.85%, 4/15/2045	209	177
RTX Corp.
2.25%, 7/1/2030	322	289
5.15%, 2/27/2033	87	90
		2,077

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.0% ^
Hyundai Capital America 4.55%, 9/26/2029 (c)	100	100
Banks — 1.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (c) (d)	200	204
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (d)	200	205
5.59%, 8/8/2028	200	208
5.44%, 7/15/2031	200	209
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	190	190
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	290	298
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	300	316
(SOFR + 1.91%), 5.29%, 4/25/2034 (d)	240	250
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	150	162
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	405	426
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	313	321
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (c) (d)	400	405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	200	191
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (d)	78	79
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	155	159
(SOFR + 1.44%), 4.74%, 11/10/2032 (d)	115	115
Barclays plc (United Kingdom) (SOFR + 1.56%), 4.94%, 9/10/2030 (d)	200	202
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (c) (d)	505	518
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (d)	200	207
(SOFR + 1.88%), 5.74%, 2/20/2035 (c) (d)	200	212
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (d)	795	770
(SOFR + 1.85%), 5.94%, 5/30/2035 (c) (d)	250	262
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	90	93
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	430	442
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	188	188
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	328	293
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	250	239
(SOFR + 1.69%), 5.34%, 1/10/2030 (c) (d)	250	257
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.10%), 4.61%, 10/2/2030 (c) (d)	200	200
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (c)	200	207
5.25%, 4/26/2029 (c)	273	281
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (d)	214	224

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	500	466
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	200	216
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	200	210
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	255	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	250	259
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (d)	315	313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	310	315
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (c)	280	291
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	149	151
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (d)	140	146
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	300	291
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	256	261
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200	190
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	300	318
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	700	695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c) (d)	260	249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (c) (d)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	415	360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (c) (d)	214	223
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (c) (d)	250	272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (c) (d)	400	421
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	249
5.42%, 7/9/2031	300	315
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	80	84
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	140	144
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	170	186
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	84	88
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (d)	200	191
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	160	166
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	165	177
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	85	88
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	55	58
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	110	123
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	115	121
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	53	42

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	200	185
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (c)	250	259
		17,308
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	194
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	21
4.05%, 11/21/2039	400	370
4.25%, 11/21/2049	180	161
Amgen, Inc. 3.15%, 2/21/2040	394	314
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	170
		1,036
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	214
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	115	124
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	100	113
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	227
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	391	379
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	344	327
5.41%, 5/10/2029	150	156
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	187	180
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	130	140
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	345	354
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	725	751
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	370	355
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	200	174
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	310	318
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	185	190
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	185	192
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	120	123
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	125	130
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	79	83
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	165	171
Nasdaq, Inc. 5.55%, 2/15/2034	45	47
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	450	473
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (c) (d)	275	287
		5,294

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	461	502
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	310	316
		818
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (c)	300	320
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	990	951
6.10%, 1/15/2027	160	166
3.00%, 10/29/2028	150	142
5.10%, 1/19/2029	150	153
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (c)	530	532
2.13%, 2/21/2026 (c)	115	111
4.25%, 4/15/2026 (c)	20	20
4.38%, 5/1/2026 (c)	171	169
2.53%, 11/18/2027 (c)	916	855
5.75%, 3/1/2029 (c)	99	102
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (d)	100	104
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	175	149
General Motors Financial Co., Inc.
5.40%, 5/8/2027	110	112
5.75%, 2/8/2031	120	124
5.95%, 4/4/2034	90	93
5.45%, 9/6/2034	90	90
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (c)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (c)	85	85
		4,162
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (c)	100	84
Kroger Co. (The)
5.00%, 9/15/2034	60	61
5.50%, 9/15/2054	40	40
		185
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (c)	198	187
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	60
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	259

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
2.40%, 2/1/2031	148	129
2.25%, 4/1/2033	10	8
		396
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	86
3.50%, 6/1/2041	518	424
Sprint Capital Corp. 6.88%, 11/15/2028	55	60
Verizon Communications, Inc. 2.65%, 11/20/2040	185	136
		706
Electric Utilities — 0.8%
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	405	422
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	149
Duke Energy Corp. 6.10%, 9/15/2053	120	131
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	71
Edison International
5.75%, 6/15/2027	195	201
5.45%, 6/15/2029	230	239
Electricite de France SA (France) 5.95%, 4/22/2034 (c)	200	213
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	175
Entergy Arkansas LLC 2.65%, 6/15/2051	72	46
Entergy Louisiana LLC
4.00%, 3/15/2033	150	143
2.90%, 3/15/2051	60	40
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	290	300
Evergy, Inc. 2.90%, 9/15/2029	394	366
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	465	450
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	179	161
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	244
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	126	116
5.40%, 6/1/2033 (c)	230	238
Massachusetts Electric Co. 4.00%, 8/15/2046 (c)	98	81
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (c)	253	165
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	210	219
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	90	87
2.45%, 12/2/2027 (c)	305	286
Pacific Gas and Electric Co.
2.95%, 3/1/2026	264	258
6.40%, 6/15/2033	99	108
5.80%, 5/15/2034	239	253
3.75%, 8/15/2042 (e)	71	56
4.30%, 3/15/2045	65	54
5.90%, 10/1/2054	30	31

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,145	1,209
Series A-3, 5.54%, 7/15/2047	145	154
Series A-3, 5.53%, 6/1/2049	150	159
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	83
Series A-5, 5.10%, 6/1/2052	80	81
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	212
PPL Capital Funding, Inc. 5.25%, 9/1/2034	80	82
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	94	95
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	89	90
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	102
5.88%, 12/1/2053	53	58
Southern Co. (The) 5.70%, 3/15/2034	55	59
Union Electric Co. 3.90%, 4/1/2052	124	102
Vistra Operations Co. LLC 6.00%, 4/15/2034 (c)	15	16
		7,805
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	500	479
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	73
Global Payments, Inc.
3.20%, 8/15/2029	297	278
5.30%, 8/15/2029	42	43
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (c)	286	295
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (c)	250	259
Shell International Finance BV 3.13%, 11/7/2049	205	148
		1,096
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	124
4.65%, 9/17/2034	138	138
J M Smucker Co. (The) 6.20%, 11/15/2033	50	55
JBS USA Holding Lux SARL
3.75%, 12/1/2031	125	115
6.75%, 3/15/2034 (c)	140	155
Kellanova 5.25%, 3/1/2033	112	117
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	148
4.38%, 6/1/2046	86	76
Tyson Foods, Inc. 5.70%, 3/15/2034	90	95
		1,023

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	118
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	151
		269
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	134
CSX Corp. 3.80%, 11/1/2046	191	160
ERAC USA Finance LLC 5.20%, 10/30/2034 (c)	90	94
Norfolk Southern Corp. 3.05%, 5/15/2050	187	132
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (c)	400	382
Uber Technologies, Inc. 4.80%, 9/15/2034	70	70
Union Pacific Corp. 3.55%, 8/15/2039	270	236
		1,208
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	62
DH Europe Finance II SARL 3.25%, 11/15/2039	103	87
		149
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	213
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	110
Cencora, Inc. 5.13%, 2/15/2034	350	360
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	127
Cigna Group (The) 5.13%, 5/15/2031	280	291
CommonSpirit Health
1.55%, 10/1/2025	65	63
2.78%, 10/1/2030	150	137
3.91%, 10/1/2050	65	52
HCA, Inc.
5.45%, 9/15/2034	150	154
5.50%, 6/15/2047	90	90
3.50%, 7/15/2051	83	60
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	101
MultiCare Health System 2.80%, 8/15/2050	113	72
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	30
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	95
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	114
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	161
5.88%, 2/15/2053	65	72
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	208
		2,510
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	80	82
DOC DR LLC 2.63%, 11/1/2031	100	87

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	317
Sabra Health Care LP 3.20%, 12/1/2031	160	141
		627
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	151
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	127
Southern Power Co. 5.15%, 9/15/2041	205	202
		329
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	130	136
Industrial REITs — 0.0% ^
Prologis LP 5.25%, 3/15/2054	157	159
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	210	219
Athene Global Funding 1.45%, 1/8/2026 (c)	400	384
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	101
Brown & Brown, Inc. 2.38%, 3/15/2031	386	334
CNA Financial Corp. 5.13%, 2/15/2034	230	235
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (c)	285	193
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	60	62
F&G Global Funding 5.88%, 6/10/2027 (c)	200	205
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (c)	45	45
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (c)	200	231
New York Life Insurance Co. 3.75%, 5/15/2050 (c)	408	327
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (c)	150	137
5.16%, 5/28/2031 (c)	260	273
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (c)	393	288
		3,034
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	130	141
5.40%, 8/15/2054	90	94
		235
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	80
Media — 0.1%
Charter Communications Operating LLC 3.70%, 4/1/2051	403	257
Comcast Corp.
3.25%, 11/1/2039	332	272
2.80%, 1/15/2051	172	114

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.35%, 5/15/2053	400	409
Discovery Communications LLC 3.63%, 5/15/2030	203	183
		1,235
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	315	282
5.63%, 4/4/2034 (c)	110	115
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (c)	130	123
Steel Dynamics, Inc. 5.38%, 8/15/2034	150	155
		675
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	124
DTE Energy Co. 5.10%, 3/1/2029	300	309
		433
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	225	197
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (c)	150	148
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (c)	198	197
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	123
Cheniere Energy, Inc. 5.65%, 4/15/2034 (c)	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (c)	48	48
5.68%, 1/15/2034 (c)	76	78
Coterra Energy, Inc. 3.90%, 5/15/2027	125	123
Devon Energy Corp. 5.75%, 9/15/2054	135	131
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	210	220
Energy Transfer LP 5.00%, 5/15/2044 (e)	420	385
Exxon Mobil Corp. 3.00%, 8/16/2039	593	487
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (c)	140	123
4.32%, 12/30/2039 (c)	100	80
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (c)	183	154
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	455	444
3.45%, 10/15/2027 (c)	259	251
Kinder Morgan, Inc.
5.00%, 2/1/2029	172	176
7.80%, 8/1/2031	200	233
MPLX LP
5.50%, 6/1/2034	160	164
4.50%, 4/15/2038	205	190
NGPL PipeCo LLC 3.25%, 7/15/2031 (c)	155	138
Northern Natural Gas Co. 5.63%, 2/1/2054 (c)	20	21

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.
5.20%, 8/1/2029	55	56
5.38%, 1/1/2032	55	56
ONEOK, Inc.
4.75%, 10/15/2031	230	230
5.70%, 11/1/2054	200	199
Phillips 66 Co. 3.55%, 10/1/2026	194	192
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (c)	40	40
5.03%, 10/1/2029 (c)	45	45
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	305
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	250	265
		5,374
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	147	133
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	213
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	53
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	225	208
3.70%, 3/15/2052	63	50
5.55%, 2/22/2054	10	11
5.65%, 2/22/2064	90	95
Eli Lilly & Co. 5.00%, 2/9/2054	250	254
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	202
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	544
3.18%, 7/9/2050	200	143
Zoetis, Inc. 5.60%, 11/16/2032	170	182
		1,742
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	95	102
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	50	52
UDR, Inc.
2.10%, 8/1/2032	380	313
1.90%, 3/15/2033	50	40
		405
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	129
2.50%, 8/16/2031	80	70

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc. 5.50%, 6/15/2034	80	83
Realty Income Corp. 1.80%, 3/15/2033	220	175
		457
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	130
Broadcom, Inc.
1.95%, 2/15/2028 (c)	418	388
5.05%, 7/12/2029	300	309
5.15%, 11/15/2031	240	249
4.55%, 2/15/2032	108	108
3.19%, 11/15/2036 (c)	59	50
Intel Corp.
3.25%, 11/15/2049	60	40
3.05%, 8/12/2051	60	38
5.70%, 2/10/2053	106	105
KLA Corp. 3.30%, 3/1/2050	242	183
NXP BV (China) 3.25%, 5/11/2041	265	205
Texas Instruments, Inc. 5.05%, 5/18/2063	274	275
		2,080
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	180	181
Oracle Corp.
3.80%, 11/15/2037	279	247
3.60%, 4/1/2050	90	69
VMware LLC 4.70%, 5/15/2030	320	322
		819
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	141
5.20%, 2/15/2029	180	186
1.88%, 10/15/2030	928	800
Crown Castle, Inc. 5.80%, 3/1/2034	65	69
Extra Space Storage LP
5.90%, 1/15/2031	100	106
2.40%, 10/15/2031	220	189
		1,491
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	104
Home Depot, Inc. (The) 3.63%, 4/15/2052	110	88
		192
Technology Hardware, Storage & Peripherals — 0.0% ^
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	220	218

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	359
4.39%, 8/15/2037	205	187
		546
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
5.05%, 7/15/2033	140	144
5.15%, 4/15/2034	76	78
3.40%, 10/15/2052	225	165
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	155
		542
Total Corporate Bonds (Cost $73,229)		69,201
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	3,322	2,195
1.13%, 8/15/2040	6,836	4,477
2.25%, 5/15/2041	259	201
3.38%, 8/15/2042	1,415	1,277
3.13%, 2/15/2043	390	338
3.88%, 5/15/2043	3,095	2,980
3.63%, 8/15/2043	740	685
1.38%, 8/15/2050	5,981	3,295
1.63%, 11/15/2050	1,102	648
2.25%, 2/15/2052	1,810	1,234
3.00%, 8/15/2052	3,909	3,141
U.S. Treasury Notes
4.13%, 1/31/2025 (f)	252	251
4.00%, 12/15/2025 (f)	1,420	1,422
3.13%, 8/31/2027	5,995	5,921
3.63%, 3/31/2028	75	75
1.13%, 8/31/2028	1,304	1,188
1.88%, 2/28/2029	3,230	3,007
3.25%, 6/30/2029	8,505	8,382
3.13%, 8/31/2029	2,182	2,137
3.63%, 3/31/2030	6,925	6,930
1.63%, 5/15/2031	6,910	6,092
1.38%, 11/15/2031	695	595
3.88%, 8/15/2033	4,645	4,682
4.00%, 2/15/2034	289	294
Total U.S. Treasury Obligations (Cost $63,821)		61,447
Asset-Backed Securities — 3.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	156	143
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 6.23%, 12/18/2037 (b) (c)	348	342
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	635	602

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	471	447
Series 2016-3, Class AA, 3.00%, 10/15/2028	332	312
Series 2021-1, Class B, 3.95%, 7/11/2030	566	534
American Credit Acceptance Receivables Trust Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	910	933
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (c)	315	312
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (c)	165	160
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (c)	645	623
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	290	281
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (c)	255	240
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c)	625	603
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (c)	345	329
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	244	230
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (c)	320	327
Series 2024-1A, Class A, 5.36%, 6/20/2030 (c)	280	288
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (c)	580	547
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	650	662
Series 2024-1, Class D, 6.03%, 11/15/2029	310	318
Series 2024-2, Class C, 6.07%, 2/15/2030	330	338
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (c)	254	250
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (c)	710	711
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	181	169
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	361
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	675	609
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 ‡ (c)	255	255
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	290	301
Series 2024-2A, Class C, 6.70%, 10/16/2034 (c)	655	679
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	795	795
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (c)	85	77
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	405	386
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	395	372
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	57	55
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	119	116
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (c)	235	236
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	430	433
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (c)	157	147
Series 2021-A, Class C, 2.09%, 8/27/2035 (c)	74	69
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (c)	180	185
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	305	307

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-5A, Class C, 6.85%, 1/16/2029	230	238
Series 2024-1A, Class D, 5.84%, 6/17/2030	280	287
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (c)	123	124
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	25	25
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	780	729
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	255	250
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	550	518
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (c)	358	369
Series 2024-2A, Class A, 4.60%, 3/15/2050 (c)	285	286
Series 2024-2A, Class B, 4.93%, 3/15/2050 (c)	105	105
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	343	350
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	408	417
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	831	785
Series 2021-3, Class D, 3.00%, 1/17/2041 (c)	428	387
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (c)	215	219
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	190	182
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	208	212
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (c)	88	87
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	850	809
Series 2024-AA, Class C, 6.00%, 9/22/2036 (c)	259	264
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (c)	100	93
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (c)	395	371
Series 2024-1A, Class B, 5.51%, 2/20/2043 (c)	150	153
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	261	256
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	195	188
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	557	539
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (c)	435	420
Series 2024-2A, Class C, 5.90%, 7/20/2032 (c)	565	580
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (c)	230	216
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	1,268	1,231
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	100	99
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (c)	475	437
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (c)	690	689
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (e)	505	502
Progress Residential Trust
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (c)	575	513
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	1,775	1,707
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (c)	140	129
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (c) (e)	175	174
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (c)	235	239

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (c)	190	193
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	339	334
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (c)	10	10
Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	1,254	1,230
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (c)	325	350
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (c)	590	606
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (c)	87	84
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (c)	494	507
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (c)	240	244
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	102	100
Series 2019-2, Class B, 3.50%, 5/1/2028	251	239
Series 2018-1, Class A, 3.70%, 3/1/2030	369	339
Series 2024-1, Class AA, 5.45%, 2/15/2037	242	252
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	25	25
VCAT LLC Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (c) (e)	37	37
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (c) (e)	112	111
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (c) (e)	559	556
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (c) (e)	519	520
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (e)	265	263
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (c) (e)	240	239
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (c) (e)	373	371
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (c) (e)	445	443
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	121	117
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	233	237
Total Asset-Backed Securities (Cost $38,082)		37,670
Collateralized Mortgage Obligations — 1.3%
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (c)	608	606
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	127	119
Series 2018-1, Class MA, 3.00%, 5/25/2057	153	144
Series 2018-1, Class M60C, 3.50%, 5/25/2057	324	299
Series 2019-1, Class M55D, 4.00%, 7/25/2058	240	226
Series 2019-2, Class M55D, 4.00%, 8/25/2058	463	435
Series 2019-3, Class M55D, 4.00%, 10/25/2058	324	305
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	811	732
Series 2020-3, Class TTW, 3.00%, 5/25/2060	745	694
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	220	220
Series 4257, Class DZ, 2.50%, 10/15/2043	374	326
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,902	268
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	251	263
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	94	95
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	213	209

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-103, Class BA, 2.50%, 2/25/2042	124	119
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,042	986
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	491	503
GNMA
Series 2024-64, Class YH, 5.00%, 4/20/2054	815	814
Series 2015-H11, Class FC, 6.02%, 5/20/2065 (b)	295	294
Series 2021-H14, Class YD, 7.53%, 6/20/2071 (b)	779	710
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (c) (e)	298	298
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (e)	1,340	1,363
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (e)	920	920
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (c)	1,365	1,234
Total Collateralized Mortgage Obligations (Cost $12,917)		12,182
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	400	385
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.08%, 7/25/2041 (b) (c)	612	581
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	571	557
Series K152, Class A2, 3.08%, 1/25/2031	155	147
Series K-1510, Class A2, 3.72%, 1/25/2031	235	230
Series KJ45, Class A2, 4.66%, 1/25/2031	670	683
Series K-150, Class A2, 3.71%, 9/25/2032 (b)	480	466
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (b)	965	840
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (b)	405	411
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,145	1,096
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	30	29
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (b)	1,093	80
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (c)	435	403
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (c)	35	35
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (c)	330	326
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.28%, 11/25/2053 (b) (c)	383	400
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	725	630
Total Commercial Mortgage-Backed Securities (Cost $7,521)		7,299
Foreign Government Securities — 0.0% ^
Republic of Peru 2.78%, 12/1/2060	125	75
United Mexican States 3.50%, 2/12/2034	369	314
Total Foreign Government Securities (Cost $491)		389
Municipal Bonds — 0.0% (g) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $110)	110	116

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.7%
Investment Companies — 4.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (h) (Cost $44,618)	44,618	44,618
Total Investments — 99.6% (Cost $826,526)		953,502
Other Assets Less Liabilities — 0.4%		4,073
NET ASSETS — 100.0%		957,575

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	6	12/19/2024	USD	711	1
U.S. Treasury 2 Year Note	60	12/31/2024	USD	12,497	47
U.S. Treasury 5 Year Note	104	12/31/2024	USD	11,435	44
					92
Short Contracts
U.S. Treasury Ultra Bond	(12)	12/19/2024	USD	(1,599)	1
					93

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$36,454	$1,216	$37,670
Collateralized Mortgage Obligations	—	12,182	—	12,182
Commercial Mortgage-Backed Securities	—	7,299	—	7,299
Corporate Bonds	—	69,201	—	69,201
Exchange-Traded Funds	261,828	—	—	261,828
Foreign Government Securities	—	389	—	389
Investment Companies	388,921	—	—	388,921
Mortgage-Backed Securities	—	69,831	—	69,831
Municipal Bonds	—	116	—	116
U.S. Treasury Obligations	—	61,447	—	61,447
Short-Term Investments
Investment Companies	44,618	—	—	44,618
Total Investments in Securities	$695,367	$256,919	$1,216	$953,502
Appreciation in Other Financial Instruments
Futures Contracts	$93	$—	$—	$93
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$15,010	$2,533	$1,155	$52	$1,012	$17,452	314	$165	$—
JPMorgan BetaBuilders International Equity ETF (a)	77,027	19,157	6,655	173	5,845	95,547	1,516	400	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,658	899	947	102	1,010	7,722	76	56	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	33,811	12,248	8,740	(31)	1,613	38,901	822	382	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	22,310	4,505	1,974	114	1,859	26,814	284	79	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	12,340	2,748	1,769	158	1,410	14,887	221	46	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,585	1,941	332	6	448	12,648	267	219	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	84,420	15,534	4,746	(409)	4,584	99,383	13,394	1,216	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,500	2,821	924	22	856	17,275	2,691	252	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	15,229	2,315	1,172	63	1,052	17,487	985	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	174,553	29,573	10,763	192	10,628	204,183	2,361	653	—

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$42,707	$8,310	$2,295	$(115)	$1,986	$50,593	7,642	$890	$—
JPMorgan Inflation Managed Bond ETF (a)	40,278	7,683	1,439	(55)	1,390	47,857	997	451	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	36,437	50,458	42,277	—	—	44,618	44,618	588	—
Total	$585,865	$160,725	$85,188	$272	$33,693	$695,367		$5,397	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.